Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 6 – PROPERTY, equipment AND SOFTWARE, net

At December 31, 2019 and 2018, property, equipment and software consisted of the following:

	As of December 31,
	2019	2018
Office furniture	$4,555	$5,159
Computer equipment	7,589	7,685
Transportation equipment	67,057	67,902
Buildings and improvements	445,134	450,740
Software	1,059,889	1,073,237
	1,584,224	1,604,723
Less: accumulated depreciation and amortization	(736,275)	(364,501)
	$847,949	$1,240,222

For the year ended December 31, 2019 and 2018, depreciation and amortization expense amounted to $379,864 and $75,501, respectively.